Note 16	12 Months Ended
Dec. 31, 2022
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Disclosure of Investments In Subsidiaries Joint Ventures And Associates [Text Block]	Investments in joint ventures and associates Joint ventures and associates
The breakdown of the balance of “Investments in joint ventures and associates” in the consolidated balance sheets is as follows:

Joint ventures and associates. Breakdown by entities (Millions of Euros)

Joint ventures	2022	2021	2020
Altura Markets, S.V., S.A.	42	76	77
RCI Colombia	36	40	36
Desarrollo Metropolitanos del Sur, S.L.	—	18	17
Other	22	18	19
Subtotal	100	152	149
Associates
Divarian Propiedad, S.A.U.	—	—	567
Metrovacesa, S.A.	259	259	285
BBVA Allianz Seguros y Reaseguros, S.A.	248	254	250
Atom Holdco Ltd	132	77	64
Solaris SE	66	61	39
Cofides	31	28	25
Redsys servicios de procesamiento, S.L.	20	19	14
Servicios Electrónicos Globales S.A. de CV	23	15	11
Other	37	35	33
Subtotal	816	749	1,288
Total	916	900	1,437

Details of the joint ventures and associates as of December 31, 2022 are shown in Appendix II.
The following is a summary of the changes in the years ended December 31, 2022, 2021 and 2020 under this heading in the consolidated balance sheets:

Joint ventures and associates. Changes in the year (Millions of Euros)
	Notes	2022	2021	2020
Balance at the beginning		900	1,437	1,488
Acquisitions and capital increases		87	22	257
Disposals and capital reductions		(88)	(1)	(47)
Transfers and changes of consolidation method		—	(559)	(7)
Share of profit and loss	39	20	1	(39)
Exchange differences		(1)	9	(27)
Dividends, valuation adjustments and others		(2)	(9)	(188)
Balance at the end		916	900	1,437
During the year 2022, the most significant changes under the heading "Investment in joint ventures and associates" correspond to capital increases in Atom Holdco Limited. During the year 2022 Atom Holdco Limited, the owner of 100% of the shares of Atom Bank PLC, was created. BBVA became a shareholder of Atom Holdco Limited under the same terms and conditions as those previously applicable under the agreement with Atom Bank PLC.
During the year 2021, the most significant changes in the heading “Investment in joint ventures and associates” correspond to the reclassification of the 20% stake in Divarian Property, S.A.U. under the heading "Non-current assets and disposal groups classified as held for sale" in July 2021 and their subsequent sale in October 2021 (see Note 21).
During the year 2020, the most significant changes in the heading “Investments in joint ventures and associates” correspond to changes in the valuation of Metrovacesa and BBVA Allianz Seguros y Reaseguros, S.A.
Appendix III provides notifications on acquisitions and disposals of holdings in subsidiaries, joint ventures and associates, in compliance with article 155 of the Corporations Act and article 125 of the Securities Market Act 4/2015.
Other information about associates and joint ventures
If these entities had been consolidated rather than accounted for using the equity method, the change in each of the lines of balance sheet and the consolidated income statement would not be significant.
As of December 31, 2022, 2021 and 2020 there was no financial support agreement or other contractual commitment to associates and joint ventures entities from the holding or the subsidiaries that are not recognized in the financial statements (see Note 53.2).
As of December 31, 2022, 2021 and 2020 there was no contingent liability in connection with the investments in joint ventures and associates (see Note 53.2).
ImpairmentAs required by IAS 36, the book value of the associates and joint venture entities has been compared with their recoverable amount, with the latter being calculated as the higher between the value in use and the fair value minus the cost of sale. For the year ended December 31, 2022, a reversal of impairment was recorded for €42 million; while for the year ended December 31, 2021, there was no impairment recorded in the Group’s consolidated income statement; and for the year ended December 31, 2020, €190 million were recorded due to impairment (see Note 48).